Financial Instruments - Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis (Detail) - CAD ($) $ in Millions		Jul. 31, 2022		Apr. 30, 2022		Oct. 31, 2021
Assets:
Precious metals		$ 837		$ 1,056		$ 755
Trading assets
Loans		8,295		8,483		8,113
Securities		108,538		123,413		137,148
Other		1,772		1,748		1,051
Derivative financial instruments
Derivative Financial Assets		47,139		54,608		42,302
Liabilities:
Deposits		879,582		876,554		797,259
Financial liabilities designated at fair value through profit or loss		22,876		21,927		22,493
Obligations related to securities sold short		44,220		44,620		40,954
Derivative financial instruments
Derivative Financial Liabilities		56,880		57,123		42,203
Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[1]	837		1,056		755
Trading assets
Assets		118,605		133,644		146,312
Investment securities
Investment securities		86,674	[2]	83,788	[2]	57,042	[3]
Derivative financial instruments
Derivative Financial Assets		47,139		54,608		42,302
Liabilities:
Deposits		131		106		175
Financial liabilities designated at fair value through profit or loss		22,876		21,927		22,493
Obligations related to securities sold short		44,220		44,620		40,954
Derivative financial instruments
Derivative Financial Liabilities		56,880		57,123		42,203
Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		8,295		8,483		8,113
Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		15,122		11,346		13,114
Investment securities
Investment securities		10,680	[2]	9,711	[2]	5,804	[3]
Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		10,046		8,608		9,854
Investment securities
Investment securities		4,745	[2]	5,201	[2]	5,155	[3]
Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities		7,863		7,652		6,823
Investment securities
Investment securities		36,624	[2]	35,534	[2]	13,637	[3]
Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		8,507		9,182		9,688
Investment securities
Investment securities		27,576	[2]	26,467	[2]	26,689	[3]
Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		10,901		11,738		11,820
Investment securities
Investment securities		1,561	[2]	1,502	[2]	1,356	[3]
Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		56,099		74,887		85,849
Investment securities
Investment securities		5,488	[2]	5,373	[2]	4,401	[3]
Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other		1,772		1,748		1,051
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		12,655		9,931		13,125
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		22,820		26,027		18,293
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2,736		8,550		3,718
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		573		487		245
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		8,355		9,613		6,921
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		17,584		17,842		13,163
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		28,235		27,261		18,171
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		4,232		3,434		5,050
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		23		27		30
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		6,806		8,559		5,789
Level 1 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets		68,122		96,738		110,000
Investment securities
Investment securities		41,513	[2]	44,121	[2]	17,480	[3]
Derivative financial instruments
Derivative Financial Assets		266		251		184
Liabilities:
Obligations related to securities sold short		30,835		38,131		35,487
Derivative financial instruments
Derivative Financial Liabilities		544		524		307
Level 1 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		2,388		7,630		9,272
Investment securities
Investment securities		649	[2]	5,011	[2]	1,125	[3]
Level 1 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		201		4,000		5,556
Investment securities
Investment securities				1,711	[2]	1,937	[3]
Level 1 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities		7,667		7,552		6,760
Investment securities
Investment securities		34,681	[2]	33,515	[2]	11,462	[3]
Level 1 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		131		76		129
Investment securities
Investment securities		2,425	[2]	189	[2]	67	[3]
Level 1 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		2,170		2,667		2,595
Investment securities
Investment securities		56	[2]	36	[2]	10	[3]
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		55,565		74,813		85,688
Investment securities
Investment securities		3,702	[2]	3,659	[2]	2,879	[3]
Level 1 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		6
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		262		251		184
Level 1 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		4
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		538		524		307
Level 2 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[1]	837		1,056		755
Trading assets
Assets		50,440		36,902		36,271
Investment securities
Investment securities		43,426	[2]	38,109	[2]	38,214	[3]
Derivative financial instruments
Derivative Financial Assets		46,822		54,312		42,096
Liabilities:
Deposits		131		106		175
Financial liabilities designated at fair value through profit or loss		22,864		21,840		22,354
Obligations related to securities sold short		13,382		6,487		5,467
Derivative financial instruments
Derivative Financial Liabilities		56,310		56,580		41,875
Level 2 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		8,295		8,483		8,113
Level 2 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		12,734		3,716		3,842
Investment securities
Investment securities		10,031	[2]	4,700	[2]	4,679	[3]
Level 2 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		9,845		4,608		4,298
Investment securities
Investment securities		4,745	[2]	3,490	[2]	3,218	[3]
Level 2 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities		196		100		63
Investment securities
Investment securities		1,943	[2]	2,019	[2]	2,175	[3]
Level 2 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		8,376		9,106		9,559
Investment securities
Investment securities		25,031	[2]	26,261	[2]	26,605	[3]
Level 2 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		8,729		9,070		9,185
Investment securities
Investment securities		1,449	[2]	1,406	[2]	1,319	[3]
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		493		71		160
Investment securities
Investment securities		227	[2]	233	[2]	218	[3]
Level 2 [member] | Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other		1,772		1,748		1,051
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		12,641		9,923		13,124
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		22,820		26,027		18,293
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2,444		8,273		3,513
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		573		487		245
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		8,344		9,602		6,921
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		17,571		17,835		13,148
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		28,235		27,261		18,171
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		3,681		2,904		4,737
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		23		27		30
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		6,800		8,553		5,789
Level 3 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets		43		4		41
Investment securities
Investment securities		1,735	[2]	1,558	[2]	1,348	[3]
Derivative financial instruments
Derivative Financial Assets		51		45		22
Liabilities:
Financial liabilities designated at fair value through profit or loss		12		87		139
Obligations related to securities sold short		3		2
Derivative financial instruments
Derivative Financial Liabilities		26		19		21
Level 3 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Investment securities
Investment securities		120	[2]	17	[2]	17	[3]
Level 3 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		2		1		40
Investment securities
Investment securities		56	[2]	60	[2]	27	[3]
Level 3 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		41		3		1
Investment securities
Investment securities		1,559	[2]	1,481	[2]	1,304	[3]
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		10		8		1
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		30		26		21
Level 3 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		11		11
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		7		7		15
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		13		6		$ 6
Level 3 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		$ 6		$ 6

[1]	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
[2]	Excludes debt investment securities measured at amortized cost of $21,548 (April 30, 2022 – $16,699)
[3]	Excludes debt investment securities measured at amortized cost of $18,157.